Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Warrants Activity

The Company had the following activity related to shares underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding March 15, 2018	-	$-
Granted	4,677,458	$11.50
Cancelled or Expired	-	$-
Exercised	-	$-
Warrants outstanding June 30, 2018	4,677,458	$11.50

Schedule of Stock Option Activity

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	4,271,128	$11.10
Cancelled or terminated	(612,707)	$11.08
Exercised	-	$-
Options outstanding at June 30, 2018	3,658,421	$11.10	4.74	$-
Options vested at June 30, 2018	-	$-	-	$-